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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 1999
            Check here if Amendment [ ]; Amendment Number:___________

                        This Amendment (Check only one.):
                             [  ]   is a restatement.
                             [  ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Shaker Investments, Inc.
Address:          20600 Chagrin Boulevard, Suite 801
                  Cleveland, Ohio 44122

Form 13F File Number:  28-5322

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             David R. Webb
Title:            Executive Vice President
Phone:            (216) 921-2950

Signature, Place, and Date of Signing:

/S/ DAVID R. WEBB
______________________________________
[Signature]

Cleveland, Ohio
______________________________________
[City, State]

May   , 1999
______________________________________
[Date]

Report Type (Check only one.):

    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:

         0

Form 13F Information Table Entry Total:

         55

Form 13F Information Table Value Total:

         $ 473,515 (thousands)

List of Other Included Managers:

                  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         NONE

                                            FORM 13F INFORMATION TABLE



                                                          Value                     Put/  Investment   Other           Voting
                                                                                                                      Authority
Name of Issuer                    Title of  CUSIP       (x$1000)  Shrs or    SH/PRN Call  Discretion  Managers   Sole   Share   None
--------------                    --------  -----       --------  --------   ------ ----  ----------  --------   ----   -----   ----
                                   Class                           prn amt
                                   -----                           -------

NeXstar Pharm, Inc.                 COM    65333B106      25,711   1,506,848   SH           SOLE               1,506,848
Gliatech                            COM    37929C103      25,645   1,108,972   SH           SOLE               1,108,972
NOVA Corporation                    COM    669784100      27,449   1,045,667   SH           SOLE               1,045,667
Vistana, Inc.                       COM    92839P108      14,489   1,034,920   SH           SOLE               1,034,920
Cendant Corp.                       COM    151313103      11,768     738,362   SH           SOLE                 738,362
Incyte Pharmaceuticals              COM    45337C102      14,730     734,187   SH           SOLE                 734,187
Sunterra Corp.                      COM    86787D109       6,876     705,255   SH           SOLE                 705,255
R & B Falcon Corp.                  COM    74912E101       5,976     692,863   SH           SOLE                 692,863
Bluegreen                           COM    096231105       3,293     675,390   SH           SOLE                 675,390
Vitesse Semiconductor               COM    928497106      30,434     601,173   SH           SOLE                 601,173
Boston Communications Group         COM    100582105       5,829     597,814   SH           SOLE                 597,814
Metro Networks                      COM    591918107      31,441     571,650   SH           SOLE                 571,650
RF Micro Devices                    COM    749941100      54,667     571,306   SH           SOLE                 571,306
Reynolds & Reynolds                 COM    761695105      10,610     558,396   SH           SOLE                 558,396
HNC Software                        COM    40425P107      16,291     497,420   SH           SOLE                 497,420
Cognex Corporation                  COM    192422103      10,888     459,645   SH           SOLE                 459,645
ATMI                                COM    00207R101       8,636     431,800   SH           SOLE                 431,800
Rational Software                   COM    75409P202      11,186     417,200   SH           SOLE                 417,200
BMC Software Corporation            COM    055921100      15,426     416,223   SH           SOLE                 416,223
Bridge Street Accomodations         COM    108452103       1,442     412,115   SH           SOLE                 412,115
Microchip Technology Inc.           COM    595017104      13,768     397,637   SH           SOLE                 397,637
Crossman Communities, Inc.          COM    22764E109       7,677     385,058   SH           SOLE                 385,058
Analytical Surveys                  COM    032683302       9,904     380,923   SH           SOLE                 380,923
Fahnestock & Co.                    CL A   302921101       5,451     379,195   SH           SOLE                 379,195
Network Associates                  COM    640938106       8,977     292,531   SH           SOLE                 292,531
Xilinx Inc.                         COM    983919101      11,736     289,330   SH           SOLE                 289,330
American Italian Pasta              COM    027070101       7,011     280,440   SH           SOLE                 280,440
Hambrecht & Quist                   COM    406545103       9,422     271,635   SH           SOLE                 271,635
Wilson The Leather Experts          COM    972463103       1,792     189,920   SH           SOLE                 189,920
Cisco Systems, Inc.                 COM    17275R102      20,040     182,911   SH           SOLE                 182,911
Triangle Pharmaceuticals            COM    89589H104       1,751     163,800   SH           SOLE                 163,800
II - VI                             COM    902104108       1,091     140,780   SH           SOLE                 140,780
Transwitch Corp.                    COM    894065101       6,332     139,935   SH           SOLE                 139,935
Micron Technology                   COM    595112103       6,299     130,725   SH           SOLE                 130,725
Linear Technology Corp.             COM    535678106       6,302     122,970   SH           SOLE                 122,970
McKesson HBOC, Inc.                 COM    58155Q103       5,710      86,520   SH           SOLE                  86,520
Imation Corp.                       COM    45245A107       1,272      77,100   SH           SOLE                  77,100
Key Corporation                     COM    493267108       2,199      72,560   SH           SOLE                  72,560
Utah Medical Products               COM    917488108         423      71,930   SH           SOLE                  71,930
Engineering and Manufacturing       COM    707389300       1,079      56,805   SH           SOLE                  56,805
Corp.
Global Telesystems Group Inc.       COM    37936U104       1,933      34,557   SH           SOLE                  34,557
Uniphase Corp.                      COM    909149106       3,805      33,050   SH           SOLE                  33,050
Curtiss-Wright                      COM    231561101         940      30,275   SH           SOLE                  30,275
Hologic Inc.                        COM    436440101         227      25,000   SH           SOLE                  25,000
Hyperion Solutions Corp.            COM    44914M104         292      20,155   SH           SOLE                  20,155
Power Integrations                  COM    739276103         605      19,049   SH           SOLE                  19,049
Morgan Stanley Dean Witter          COM    617446448       1,892      18,935   SH           SOLE                  18,935
Analog Devices                      COM    032654105         527      17,700   SH           SOLE                  17,700
Marbledge Group Inc                 COM    566072203           1      15,000   SH           SOLE                  15,000
Steris Corp.                        COM    859152100         361      13,564   SH           SOLE                  13,564
Continental Airlines                COM    210795308         509      13,390   SH           SOLE                  13,390
Braun's Fashion Corp.               COM    105658108         102      12,700   SH           SOLE                  12,700
Micrel Inc.                         COM    594793101         596      11,905   SH           SOLE                  11,905
Gemstar International               COM    G3788V106         483       6,425   SH           SOLE                   6,425
Veeco Instruments Inc               COM    922417100         219       5,930   SH           SOLE                   5,930
